Employee Benefits Plan - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Fair value of plan assets	$ 3,867	$ 3,428
Net plan obligations	(470)	(629)	$ (701)
Net plan surpluses	128	85
Net plan obligations	(598)	(714)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Net plan obligations	(98)	(119)	$ (112)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(4,307)	(4,029)
Fair value of plan assets	3,867	3,428
Net plan obligations	(440)	(601)
Net plan surpluses	125	83
Net plan obligations	(565)	(684)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(3,915)	(3,628)
Fair value of plan assets	3,867	3,428
Net plan obligations	(48)	(200)
Net plan surpluses	125	83
Net plan obligations	(173)	(283)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(317)	(299)
Net plan obligations	(317)	(299)
Net plan obligations	(317)	(299)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [Line Items]
Present value of plan obligations	(75)	(102)
Net plan obligations	(75)	(102)
Net plan obligations	$ (75)	$ (102)